Cover	Jul. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2020
Entity File Number	000-54520
Entity Registrant Name	XT ENERGY GROUP, INC.
Entity Central Index Key	0001472468
Entity Tax Identification Number	98-0632932
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.1
Entity Address, Address Line Two	Fuqiao Village
Entity Address, Address Line Three	Henggouqiao Town
Entity Address, City or Town	Xianning
Entity Address Country	CN
Entity Address, Postal Zip Code	437012
City Area Code	(929)
Local Phone Number	228-9298
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Not Applicable
Trading Symbol	Not Applicable
Security Exchange Name	NONE
Entity Emerging Growth Company	false